INCOME TAXES - Schedule of Income Tax Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes [Abstract]
Current tax expense	€ 120,115	€ 137,303	€ 95,076
Deferred tax (benefit)/expense	(62,474)	32,145	66,325
Taxes relating to prior periods	514	7,208	(145,084)
Total income tax expense	€ 58,155	€ 176,656	€ 16,317